Composition of loans held-in-portfolio (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans held-in-portfolio, unearned income	$ 96,813	$ 100,596
Loans held-for-sale	$ 354,468	$ 363,093